Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended			60 Months Ended
	Apr. 01, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Disclosure of income taxes [Line Items]
Provision for income taxes		$ 20,735	$ 20,885	$ 11,102
Decrease in basic earnings loss per share		$ 0.43	$ 0.43	$ 0.22
Decrease in diluted earnings loss per share		$ 0.41	$ 0.41	$ 0.21
Unused tax losses for which no deferred tax asset recognized		$ 11,657	$ 18,709
Temporary difference on which deferred tax liability has not been recognized amounts		1,148,274	984,475	$ 840,607
Income tax reserve		9,942	10,216
Deposit of disputed amounts with tax authorities		11,022	11,849
Demand for payment of service tax					$ 1,942
Estimate of possible loss from an adverse tax position pertaining to acquired entities		769
Income tax examination, interest accrued pertaining to acquired entities		379
Corporate Recovery and Tax Incentives for Enterprises Act [Member]
Disclosure of income taxes [Line Items]
Corporate tax rate				5.00%
Applicability of tax rate,fixed period				10 years
Legal proceedings contingent liability [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		79,797	71,712
Estimated amount of additional taxes, interest		$ 28,638	25,481
Domestic [member]
Disclosure of income taxes [Line Items]
Corporate tax rate		0.00%
India [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		$ 6,902	24,718
Estimated amount of additional taxes, interest		$ 1,863	$ 6,214
Costa Rica [member] | 2018 - 2021 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption				50.00%
Sri Lanka [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Corporate tax rate	14.00%
Philippines [member]
Disclosure of income taxes [Line Items]
Corporate tax rate				5.00%